Income taxes (Tables)	12 Months Ended
Dec. 31, 2020
Components of income tax (expense) / credit
	Year ended December 31,
	2020	2019	2018
	US$’000	US$’000	US$’000
Current taxes (expense) / credit
Hong Kong profits tax and the PRC EIT	(4)	-	346

Income tax (expense) / credit	(4)	-	346

Deferred tax expenses
Hong Kong and the PRC	(92)	(37)	(34)

Total deferred tax expense	(92)	(37)	(34)

Total (expense) / credit	(96)	(37)	312

Reconciling items from income tax
	Year ended December 31,
	2020	2019	2018
	US$’000	US$’000	US$’000

Income / (loss) before income taxes	498	(173)	(373)

Computed tax using respective companies’ statutory tax rates	133	69	254
Change in valuation allowances	48	30	(68)
Under / (over-provision) for income taxes in prior years	-	(5)	131
Non-deductible expenses	(277)	(131)	(5)

Income taxes (expense) / credit at effective tax rate	(96)	(37)	312

Components of deferred tax assets
	December 31,
	2020	2019
	US$’000	US$’000

Tax losses	901	858
Temporary differences	(5)	(19)
Less: Valuation allowances	(901)	(752)

Net deferred tax (liabilities) / assets	(5)	87

ZHEJIANG TIANLAN
Components of income tax (expense) / credit
	Year ended December 31,
	2020	2019	2018
	RMB’000	RMB’000	RMB’000

Current tax expense
PRC EIT	757	28	2

Income tax expense	757	28	2

Deferred tax expense/(credit)	1,101	268	(7,969)

Total deferred tax expense/(credit)	1,101	268	(7,969)

Total expense/(credit)	1,858	296	(7,967)

Reconciling items from income tax
	Year ended December 31,
	2020	2019	2018
	RMB’000	RMB’000	RMB’000

Income/(loss) before income tax	15,358	4,654	(34,194)
Computed tax using respective companies’ statutory tax rates	2,304	642	(4,987)
(Over)-provision for income tax in prior years	(48)	-	-
Temporary differences	182	202	(272)
Tax effect of revenue not subject to tax	-	-	(3,024)
Tax effect of expenses not deductible for tax purposes	2,306	693	316
Tax effect of special deduction for research and development costs	(3,001)	(2,103)	-
Others	115	862	-
Income taxes expense/(credit) at effective tax rate	1,858	296	(7,967)

Components of deferred tax assets
	December 31,
	2020	2019
	RMB’000	RMB’000

Allowance for doubtful accounts	6,184	7,464
Deferred government grant	750	-
Impairment losses on assets	6,705	5,025
Tax losses	-	1,481

Total deferred tax assets	13,639	13,970